UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10387

Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 5.6%
General Dynamics Corp.	300,000	$26,742,000
Lockheed Martin Corp.	125,000	13,041,250
Northrop Grumman Corp.	300,000	20,217,000
United Technologies Corp.	500,000	31,990,000
		$91,990,250
Auto Components — 0.6%
BorgWarner, Inc.	250,000	$10,080,000
		$10,080,000
Beverages — 1.1%
Molson Coors Brewing Co., Class B	350,000	$18,889,500
		$18,889,500
Biotechnology — 0.7%
Amgen, Inc. (1)	175,000	$10,960,250
		$10,960,250
Capital Markets — 7.0%
Franklin Resources, Inc.	400,000	$40,244,000
Goldman Sachs Group, Inc.	200,000	36,808,000
State Street Corp.	550,000	39,402,000
		$116,454,000
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$18,089,900
		$18,089,900
Commercial Banks — 1.9%
PNC Financial Services Group, Inc.	150,000	$10,693,500
Wells Fargo & Co.	700,000	21,189,000
		$31,882,500
Computer Peripherals — 4.9%
Hewlett-Packard Co.	900,000	$40,320,000
International Business Machines Corp.	325,000	41,593,500
		$81,913,500
Consumer Finance — 1.0%
American Express Co.	450,000	$16,704,000
		$16,704,000
Diversified Financial Services — 4.7%
Bank of America Corp.	450,000	$14,805,000
Citigroup, Inc.	625,000	11,681,250
JPMorgan Chase & Co.	1,250,000	50,787,500
		$77,273,750
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	1,285,000	$39,590,850
Verizon Communications, Inc.	1,050,000	35,742,000
		$75,332,850
Electric Utilities — 4.5%
Entergy Corp.	200,000	$21,384,000
Exelon Corp.	400,000	31,448,000
FPL Group, Inc.	325,000	20,972,250
		$73,804,250

Energy Equipment & Services — 2.1%
National-Oilwell Varco, Inc. (1)	100,000	$7,863,000
Transocean, Inc. (1)	200,000	27,206,000
		$35,069,000
Food & Staples Retailing — 3.6%
Kroger Co. (The)	800,000	$22,624,000
Safeway, Inc.	750,000	20,040,000
Wal-Mart Stores, Inc.	300,000	17,586,000
		$60,250,000
Food Products — 2.3%
Nestle SA	850,000	$37,263,874
		$37,263,874
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp. (1)	650,000	$7,728,500
		$7,728,500
Health Care Providers & Services — 0.8%
Aetna, Inc.	325,000	$13,328,250
		$13,328,250
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	400,000	$10,364,000
McDonald’s Corp.	300,000	17,937,000
		$28,301,000
Household Products — 1.1%
Kimberly-Clark Corp.	300,000	$17,349,000
		$17,349,000
Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc. (1)(2)	250,000	$9,072,500
		$9,072,500
Insurance — 8.0%
AON Corp.	350,000	$16,030,000
Chubb Corp.	700,000	33,628,000
Lincoln National Corp.	200,000	9,540,000
MetLife, Inc.	700,000	35,539,000
Travelers Companies, Inc. (The)	875,000	38,605,000
		$133,342,000
Machinery — 3.0%
Caterpillar, Inc.	300,000	$20,856,000
Deere & Co.	400,000	28,064,000
		$48,920,000
Media — 2.7%
Comcast Corp., Class A	750,000	$15,465,000
Time Warner, Inc.	1,000,000	14,320,000
Walt Disney Co.	500,000	15,175,000
		$44,960,000
Metals & Mining — 3.3%
Alcoa, Inc.	325,000	$10,968,750
BHP Billiton, Ltd. ADR (2)	100,000	7,466,000
Freeport-McMoRan Copper & Gold, Inc., Class B	275,000	26,606,250
United States Steel Corp. (2)	55,000	8,819,800
		$53,860,800
Multiline Retail — 0.5%
Target Corp.	200,000	$9,046,000
		$9,046,000
Multi-Utilities — 0.9%
Dominion Resources, Inc.	350,000	$15,463,000
		$15,463,000

Oil, Gas & Consumable Fuels — 14.5%
Apache Corp.	250,000	$28,042,500
Chevron Corp.	350,000	29,596,000
ConocoPhillips	450,000	36,729,000
Exxon Mobil Corp.	400,000	32,172,000
Hess Corp.	300,000	30,420,000
Marathon Oil Corp.	325,000	16,077,750
Occidental Petroleum Corp.	500,000	39,415,000
Peabody Energy Corp.	300,000	20,295,000
Valero Energy Corp.	250,000	8,352,500
		$241,099,750
Pharmaceuticals — 6.0%
Abbott Laboratories	250,000	$14,085,000
Johnson & Johnson	325,000	22,252,750
Merck & Co., Inc.	1,000,000	32,900,000
Schering-Plough Corp.	400,000	8,432,000
Wyeth	550,000	22,286,000
		$99,955,750
Real Estate Investment Trusts (REITs) — 2.7%
AMB Property Corp. (2)	110,000	$5,385,600
AvalonBay Communities, Inc.	150,000	14,956,500
Public Storage, Inc.	75,000	6,141,750
Simon Property Group, Inc.	200,000	18,526,000
		$45,009,850
Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	300,000	$31,239,000
		$31,239,000
Specialty Retail — 2.9%
Best Buy Co., Inc.	450,000	$17,874,000
Staples, Inc.	650,000	14,625,000
TJX Companies, Inc. (The)	475,000	16,012,250
		$48,511,250
Tobacco — 1.2%
Philip Morris International, Inc.	400,000	$20,660,000
		$20,660,000
Total Common Stocks (identified cost $1,214,358,680)		$1,623,804,274

Short-Term Investments — 2.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.74% (3)(4)	20,715	$20,715,000
Investment in Cash Management Portfolio, 2.23% (4)	$23,633	23,633,064
Total Short-Term Investments (identified cost $44,348,064)		$44,348,064
Total Investments — 100.6% (identified cost $1,258,706,744)		$1,668,152,338
Other Assets, Less Liabilities — (0.6)%		$(9,685,659)
Net Assets — 100.0%		$1,658,466,679

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at July 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 were $1,041,449 and $973,740, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2008, the Portfolio loaned securities having a market value of $20,273,560 and received $20,715,000 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,259,848,785
Gross unrealized appreciation	$431,446,188
Gross unrealized depreciation	(23,142,635)
Net unrealized appreciation	$408,303,553

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008